FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157
                                  -----------

                              FRANKLIN GLOBAL TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/09
                          --------


Item 1. Schedule of Investments.



Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                             COUNTRY              SHARES                VALUE
                                                                      ---------------------   -------------        --------------
       COMMON STOCKS 95.4%
       DIVERSIFIED REAL ESTATE ACTIVITIES 0.4%
(a)    The St. Joe Co.                                                     United States              6,220        $      148,907
                                                                                                                   --------------
       DIVERSIFIED REITS 14.6%
       British Land Co. PLC                                               United Kingdom             60,433               468,328
       Canadian REIT                                                          Canada                  6,500               153,539
       Dexus Property Group                                                  Australia              626,955               442,635
       Goodman Property Trust                                              New Zealand              231,169               171,762
       H&R Real Estate Investment Trust                                       Canada                 25,100               304,685
       ICADE                                                                  France                  1,880               198,229
       Kenedix Realty Investment Corp.                                         Japan                     60               172,122
       Kiwi Income Property Trust                                          New Zealand              195,105               151,527
(b)    Kiwi Income Property Trust, 144A                                    New Zealand               98,334                76,370
       Liberty Property Trust                                              United States             20,900               613,833
       Mirvac Group                                                          Australia              412,551               554,779
       Premier Investment Co.                                                  Japan                     36               136,181
       Shaftesbury PLC                                                    United Kingdom             23,000               141,987
       Stockland                                                             Australia              177,165               588,105
(b)    Stockland, 144A                                                       Australia               68,529               227,484
       United Urban Investment Corp.                                           Japan                     29               169,211
       Vornado Realty Trust                                                United States             17,339             1,032,711
       Wereldhave NV                                                        Netherlands               1,090               106,608
                                                                                                                   --------------
                                                                                                                        5,710,096
                                                                                                                   --------------
       HOTELS, RESORTS & CRUISE LINES 0.5%
       Starwood Hotels & Resorts Worldwide Inc.                            United States              6,370               185,112
                                                                                                                   --------------
       INDUSTRIAL REITS 6.9%
       AMB Property Corp.                                                  United States             20,100               441,798
       Ascendas REIT                                                        Singapore               201,000               266,728
(a)    DuPont Fabros Technology Inc.                                       United States             18,100               272,948
       Goodman Group                                                         Australia              753,353               403,664
       Japan Logistics Fund Inc.                                               Japan                     23               174,808
       ProLogis                                                            United States             43,800               496,254
       Segro PLC                                                          United Kingdom            111,700               646,466
                                                                                                                   --------------
                                                                                                                        2,702,666
                                                                                                                   --------------
       MORTGAGE REITS 0.5%
       Starwood Property Trust Inc.                                        United States              9,300               187,209
                                                                                                                   --------------
       OFFICE REITS 15.7%
       Alexandria Real Estate Equities Inc.                                United States              9,900               536,283
       Befimmo SCA                                                            Belgium                 2,300               219,099
       Boston Properties Inc.                                              United States             22,200             1,349,094
       CapitaCommercial Trust                                               Singapore               365,000               278,636
       Champion REIT                                                        Hong Kong               713,713               303,902
       Corporate Office Properties Trust                                   United States              9,400               311,986
       Derwent London PLC                                                 United Kingdom              9,000               183,378
       Digital Realty Trust Inc.                                           United States              8,300               374,579
       Great Portland Estates PLC                                         United Kingdom             57,045               231,713
       Highwoods Properties Inc.                                           United States             11,900               327,488
       ING Office Fund                                                       Australia              285,905               154,303
       Japan Prime Realty Investment Co.                                       Japan                     10                21,784
       Japan Real Estate Investment Co.                                        Japan                     30               239,440
       Mack-Cali Realty Corp.                                              United States              9,300               287,835
       Macquarie Office Trust                                                Australia              838,081               234,468
       Nippon Building Fund Inc.                                               Japan                     38               311,573
       ORIX JREIT Inc.                                                         Japan                     46               210,751
       Silic                                                                  France                  2,300               292,695
       SL Green Realty Corp.                                               United States              7,500               290,700
                                                                                                                   --------------
                                                                                                                        6,159,707
                                                                                                                   --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

       REAL ESTATE DEVELOPMENT 0.4%
       Helical Bar PLC                                                    United Kingdom             30,065        $      164,228
                                                                                                                   --------------
       REAL ESTATE OPERATING COMPANIES 0.9%
       Hongkong Land Holdings Ltd.                                           Hong Kong               71,000               339,380
                                                                                                                   --------------
       RESIDENTIAL REITS 8.9%
       AvalonBay Communities Inc.                                          United States             10,084               693,577
       Boardwalk REIT                                                         Canada                  4,200               143,631
       Camden Property Trust                                               United States              8,300               300,875
       Equity Lifestyle Properties Inc.                                    United States              8,400               390,180
       Equity Residential                                                  United States             36,600             1,057,008
       Nippon Accommodations Fund Inc.                                         Japan                     37               204,496
       Nippon Residential Investment Corp.                                     Japan                     46               121,516
       UDR Inc.                                                            United States             38,847               558,620
                                                                                                                   --------------
                                                                                                                        3,469,903
                                                                                                                   --------------
       RETAIL REITS 31.8%
       CFS Retail Property Trust                                             Australia               94,243               164,033
       Corio NV                                                             Netherlands              10,500               714,065
       Developers Diversified Realty Corp.                                 United States             14,604               125,448
       Eurocommercial Properties NV                                         Netherlands               6,340               275,158
       Federal Realty Investment Trust                                     United States              8,100               478,143
       Frontier Real Estate Investment Corp.                                   Japan                     24               180,918
       Hammerson PLC                                                      United Kingdom             95,404               634,858
       Japan Retail Fund Investment Corp.                                      Japan                     24               112,863
       Kimco Realty Corp.                                                  United States             26,000               328,640
       Klepierre                                                              France                  4,300               178,556
       Land Securities Group PLC                                          United Kingdom             44,767               486,575
       The Link REIT                                                         Hong Kong              328,500               748,551
       The Macerich Co.                                                    United States              8,764               261,167
       National Retail Properties Inc.                                     United States             18,400               356,592
       Realty Income Corp.                                                 United States             23,100               535,458
       Regency Centers Corp.                                               United States              5,800               194,590
       RioCan REIT                                                            Canada                 17,500               296,723
       Simon Property Group Inc.                                           United States             25,407             1,724,881
       Suntec REIT                                                           Singapore              305,000               261,121
       Tanger Factory Outlet Centers Inc.                                  United States              8,900               338,823
       Taubman Centers Inc.                                                United States              3,400               103,734
       Unibail-Rodamco SE                                                     France                  8,049             1,787,503
       Westfield Group                                                       Australia              157,516             1,738,483
(b)    Westfield Group, 144A                                                 Australia               39,000               430,438
                                                                                                                   --------------
                                                                                                                       12,457,321
                                                                                                                   --------------
       SPECIALIZED REITS 14.8%
       CDL Hospitality Trusts                                                Singapore              190,000               215,532
       HCP Inc.                                                            United States             29,900               884,741
       Health Care REIT Inc.                                               United States             11,800               523,566
       Host Hotels & Resorts Inc.                                          United States            112,300             1,135,353
       LaSalle Hotel Properties                                            United States             21,700               372,372
       Nationwide Health Properties Inc.                                   United States             17,800               574,050
       Public Storage                                                      United States             13,500               993,600
       Ventas Inc.                                                         United States             27,700             1,111,601
                                                                                                                   --------------
                                                                                                                        5,810,815
                                                                                                                   --------------
       TOTAL COMMON STOCKS (COST $31,526,615)                                                                          37,335,344
                                                                                                                   --------------

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                              -------------
       SHORT TERM INVESTMENTS (COST $1,910,000)4.9%
       TIME DEPOSITS 4.9%
       Paribas Corp., 0.11%, 11/02/09                                      United States      $   1,910,000             1,910,000
                                                                                                                   --------------

Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

       TOTAL INVESTMENTS (COST $33,436,615) 100.3%                                                                     39,245,344
       OTHER ASSETS, LESS LIABILITIES (0.3)%                                                                             (115,246)
                                                                                                                   --------------
       NET ASSETS 100.0%                                                                                           $   39,130,098
                                                                                                                   ==============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2009, the aggregate value of these securities was $734,292, representing 1.88% of net assets.

Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

At October 31, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                          CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY             COUNTERPARTY   TYPE     QUANTITY      AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------             ------------   ----   -----------   ----------   ----------   ------------   ------------
Australian Dollar         BOFA      Sell     3,388,827   $2,927,946    12/22/09      $    --       $(104,217)
Australian Dollar         UBSW      Sell     2,077,682    1,806,657    12/22/09           --         (52,356)
Australian Dollar         DBAB      Sell       563,438      490,000    12/22/09           --         (14,138)
Australian Dollar         BOFA      Buy        233,442      215,000    12/22/09           --          (6,127)
Australian Dollar         UBSW      Buy        489,268      443,000    12/22/09           --          (4,063)
British Pound             CITI      Buy        322,897      515,000    12/22/09       14,987              --
British Pound             UBSW      Buy        425,374      683,000    12/22/09       15,187              --
British Pound             UBSW      Sell       993,623    1,634,529    12/22/09        3,648              --
British Pound             CITI      Sell     1,331,719    2,186,974    12/22/09        1,159              --
British Pound             DBAB      Sell       138,695      228,000    12/22/09          354              --
Canadian Dollar           BOFA      Buy        257,175      250,000    12/22/09           --         (12,229)
Canadian Dollar           BOFA      Sell       996,415      936,128    12/22/09       14,894              --
Euro                      DBAB      Sell       344,269      509,000    12/22/09        2,602              --
Euro                      UBSW      Sell     1,157,901    1,703,732    12/22/09          534              --
Euro                      BOFA      Sell     1,194,889    1,758,864    12/22/09        1,260              --
Hong Kong Dollar          BOFA      Sell     9,032,664    1,166,257    12/22/09          353              --
Japanese Yen              BOFA      Sell   176,217,582    1,933,398    12/22/09           --         (25,413)
Japanese Yen              UBSW      Sell    71,436,885      783,780    12/22/09           --         (10,302)
Japanese Yen              UBSW      Buy     36,895,040      416,000    12/22/09           --          (5,880)
Japanese Yen              CITI      Sell     8,422,196       92,416    12/22/09           --          (1,204)
Japanese Yen              BOFA      Buy     30,905,280      336,000    12/22/09        7,539              --
New Zealand Dollar        BOFA      Sell       473,722      334,305    12/22/09           --          (3,871)
Singapore Dollar          BOFA      Sell       453,240      320,239    12/22/09           --          (2,966)
Singapore Dollar          UBSW      Sell       983,480      699,081    12/22/09           --          (2,237)
                                                                                     -------       ---------
   Unrealized appreciation (depreciation)                                             62,517        (245,003)
                                                                                     -------       ---------
      Net unrealized appreciation (depreciation)                                                   $(182,486)
                                                                                                   =========

ABBREVIATIONS

COUNTERPARTY

BOFA Bank of America N.A.
CITI Citibank N.A.
DBAB Deutsche Bank AG
UBSW UBS AG

SELECTED PORTFOLIO

REIT Real Estate Investment Trust

Franklin Global Trust
Franklin International Growth Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                               COUNTRY            SHARES                VALUE
                                                                      ---------------------   -------------        --------------
       COMMON STOCKS 95.6%
       AEROSPACE & DEFENSE 2.5%
       MTU Aero Engines Holding AG                                            Germany                 5,100        $      231,321
                                                                                                                   --------------
       BIOTECHNOLOGY 2.8%
       CSL LTD.                                                              Australia                9,350               262,337
                                                                                                                   --------------
       CAPITAL MARKETS 7.3%
       Credit Suisse Group AG                                               Switzerland               3,600               194,561
       Credit Suisse Group AG, ADR                                          Switzerland                 600                31,980
       Macquarie Group Ltd.                                                  Australia                5,300               231,951
       Man Group PLC                                                      United Kingdom             41,400               210,851
                                                                                                                   --------------
                                                                                                                          669,343
                                                                                                                   --------------
       CHEMICALS 2.6%
       Syngenta AG                                                           Switzerland              1,020               242,374
                                                                                                                   --------------
       COMMERCIAL BANKS 4.4%
(a, b) Anglo Irish Bancorp PLC                                                Ireland                11,500                    --
(b)    National Bank of Greece SA                                             Greece                  8,375               311,606
(b)    National Bank of Greece SA, ADR                                        Greece                    650                 4,726
       United Overseas Bank Ltd.                                             Singapore                7,500                91,392
                                                                                                                   --------------
                                                                                                                          407,724
                                                                                                                   --------------
       DISTRIBUTORS 2.9%
       Li & Fung Ltd.                                                        Hong Kong               62,500               265,321
                                                                                                                   --------------
       DIVERSIFIED FINANCIAL SERVICES 2.3%
       Deutsche Boerse AG                                                     Germany                 2,650               214,895
                                                                                                                   --------------
       ELECTRICAL EQUIPMENT 2.4%
       ABB LTD.                                                              Switzerland             11,650               218,352
                                                                                                                   --------------
       ENERGY EQUIPMENT & SERVICES 7.5%
       Saipem SpA                                                              Italy                  8,550               253,336
       Wellstream Holdings PLC                                            United Kingdom             23,500               196,969
       WorleyParsons Ltd.                                                    Australia               10,700               246,678
                                                                                                                   --------------
                                                                                                                          696,983
                                                                                                                   --------------
       FOOD & STAPLES RETAILING 5.0%
       Tesco PLC                                                          United Kingdom             32,800               219,396
       Woolworths Ltd.                                                       Australia                9,390               240,173
                                                                                                                   --------------
                                                                                                                          459,569
                                                                                                                   --------------
       HEALTH CARE EQUIPMENT & SUPPLIES 9.4%
       Cochlear Ltd.                                                         Australia                3,700               211,871
       Essilor International SA                                                France                 3,400               190,829
       Getinge AB, B                                                          Sweden                 11,650               219,689
       Terumo Corp.                                                            Japan                  4,600               242,187
                                                                                                                   --------------
                                                                                                                          864,576
                                                                                                                   --------------
       HOUSEHOLD DURABLES 2.0%
(b)    Urbi, Desarrollos Urbanos, SAB de CV                                    Mexico                97,500               187,230
                                                                                                                   --------------
       HOUSEHOLD PRODUCTS 2.1%
       Reckitt Benckiser Group PLC                                        United Kingdom              3,950               196,829
                                                                                                                   --------------
       INSURANCE 3.0%
       Admiral Group PLC                                                  United Kingdom              2,700                45,571
       QBE Insurance Group Ltd.                                              Australia               11,270               226,801
                                                                                                                   --------------
                                                                                                                          272,372
                                                                                                                   --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin International Growth Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

       LIFE SCIENCES TOOLS & SERVICES 4.1%
       Lonza Group AG                                                       Switzerland               2,010        $      156,627
(b)    QIAGEN NV                                                            Netherlands              10,600               219,886
                                                                                                                   --------------
                                                                                                                          376,513
                                                                                                                   --------------
       MEDIA 5.3%
       Eutelsat Communications                                                 France                 7,700               245,256
       Pearson PLC                                                        United Kingdom             17,850               244,128
                                                                                                                   --------------
                                                                                                                          489,384
                                                                                                                   --------------
       PERSONAL PRODUCTS 2.4%
       Hengan International Group Co. Ltd.                                     China                 34,000               220,450
                                                                                                                   --------------
       PROFESSIONAL SERVICES 5.0%
       Experian PLC                                                       United Kingdom             26,900               246,887
       Societe Generale de Surveillance Holdings SA                         Switzerland                 160               214,425
                                                                                                                   --------------
                                                                                                                          461,312
                                                                                                                   --------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 2.5%
       Hang Lung Properties Ltd.                                             Hong Kong               60,000               231,482
                                                                                                                   --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
       ARM Holdings PLC                                                   United Kingdom            102,500               250,920
                                                                                                                   --------------
       SOFTWARE 4.7%
       Nintendo Co. Ltd.                                                       Japan                    900               225,805
       The Sage Group PLC                                                 United Kingdom             59,000               207,106
                                                                                                                   --------------
                                                                                                                          432,911
                                                                                                                   --------------
       SPECIALTY RETAIL 2.0%
       Esprit Holdings Ltd.                                                  Hong Kong               27,000               183,076
                                                                                                                   --------------
       TEXTILES, APPAREL & LUXURY GOODS 4.6%
       Li Ning Co. Ltd.                                                        China                 72,000               198,812
(b)    Luxottica Group SpA, ADR                                                Italy                  9,400               229,360
                                                                                                                   --------------
                                                                                                                          428,172
                                                                                                                   --------------
       TRADING COMPANIES & DISTRIBUTORS 3.7%
       Noble Group Ltd.                                                      Hong Kong              182,500               341,134
                                                                                                                   --------------
       WIRELESS TELECOMMUNICATION SERVICES 2.4%
       America Movil SAB de CV, L, ADR                                         Mexico                 5,000               220,650
                                                                                                                   --------------
       TOTAL COMMON STOCKS (COST $8,091,333)                                                                            8,825,230
                                                                                                                   --------------
       SHORT TERM INVESTMENTS (COST $446,505) 4.8%
       MONEY MARKET FUNDS 4.8%
(c)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%         United States            446,505               446,505
                                                                                                                   --------------
       TOTAL INVESTMENTS (COST $8,537,838) 100.4%                                                                       9,271,735
       OTHER ASSETS, LESS LIABILITIES (0.4)%                                                                              (37,238)
                                                                                                                   --------------
       NET ASSETS 100.0%                                                                                           $    9,234,497
                                                                                                                   ==============

(a) Security has been deemed illiquid because it may not be able to be sold within seven days.

(b)  Non-income producing.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Global Trust
Franklin International Growth Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR American Depository Receipt

Franklin Global Trust
Franklin International Small Cap Growth Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                            COUNTRY              SHARES               VALUE
                                                                      ---------------------   -------------        --------------
       COMMON STOCKS 90.5%
       AEROSPACE & DEFENSE 3.1%
       MTU Aero Engines Holding AG                                           Germany                 47,000        $    2,131,784
                                                                                                                   --------------
       BIOTECHNOLOGY 3.4%
       Genus PLC                                                          United Kingdom            216,012             2,367,351
                                                                                                                   --------------
       CHEMICALS 3.2%
       Symrise AG                                                            Germany                120,900             2,225,130
                                                                                                                   --------------
       COMMERCIAL SERVICES & SUPPLIES 4.1%
       Homeserve PLC                                                      United Kingdom            108,200             2,872,571
                                                                                                                   --------------
       DIVERSIFIED CONSUMER SERVICES 3.4%
       Dignity PLC                                                        United Kingdom            244,720             2,344,465
                                                                                                                   --------------
       DIVERSIFIED FINANCIAL SERVICES 7.2%
(a)    Neovia Financial PLC                                               United Kingdom          2,480,500             2,209,391
(a)    RHJ International                                                     Belgium                388,720             2,836,549
                                                                                                                   --------------
                                                                                                                        5,045,940
                                                                                                                   --------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 4.4%
(a)    Orbotech Ltd.                                                          Israel                 21,900               203,670
(a)    Rotork PLC                                                         United Kingdom            154,700             2,895,534
                                                                                                                   --------------
                                                                                                                        3,099,204
                                                                                                                   --------------
       FOOD PRODUCTS 6.7%
(a)    Aryzta AG                                                           Switzerland               20,100               777,750
       Hsu Fu Chi International Ltd.                                        Singapore             1,432,300             1,839,361
       Vitasoy International Holdings Ltd.                                  Hong Kong             3,414,500             2,079,527
                                                                                                                   --------------
                                                                                                                        4,696,638
                                                                                                                   --------------
       HOTELS, RESTAURANTS & LEISURE 3.8%
       Paddy Power PLC                                                       Ireland                 83,100             2,662,752
                                                                                                                   --------------
       INSURANCE 9.6%
(a)    Arch Capital Group Ltd.                                            United States              29,100             1,960,467
       Fairfax  Financial Holdings Ltd.                                      Canada                   6,900             2,469,175
       Lancashire Holdings Ltd.                                           United Kingdom            275,360             2,280,844
                                                                                                                   --------------
                                                                                                                        6,710,486
                                                                                                                   --------------
       IT SERVICES 2.7%
       Wire Card AG                                                          Germany                148,200             1,899,057
                                                                                                                   --------------
       LEISURE EQUIPMENT & PRODUCTS 1.8%
       Vitec Group PLC                                                   United Kingdom             203,686             1,255,754
                                                                                                                   --------------
       MACHINERY 2.9%
       Schindler Holding AG, PC                                            Switzerland               30,000             2,055,556
                                                                                                                   --------------
       MARINE 3.2%
       Kuehne & Nagel International AG                                     Switzerland               24,200             2,198,285
                                                                                                                   --------------
       MEDIA 7.0%
       ASATSU-DK Inc.                                                         Japan                  67,400             1,329,557
       CTS Eventim AG                                                        Germany                 48,330             2,450,924
       Sky Perfect JSAT Holdings Inc.                                         Japan                   2,500             1,143,463
                                                                                                                   --------------
                                                                                                                        4,923,944
                                                                                                                   --------------
       OFFICE ELECTRONICS 4.6%
       Neopost SA                                                            France                  36,734             3,222,047
                                                                                                                   --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin International Small Cap Growth Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

       PROFESSIONAL SERVICES 4.6%
       Experian PLC                                                       United Kingdom            351,600        $    3,226,964
                                                                                                                   --------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 6.4%
       Daibiru Corp.                                                          Japan                 280,400             2,382,310
       Savills PLC                                                       United Kingdom             403,100             2,116,531
                                                                                                                   --------------
                                                                                                                        4,498,841
                                                                                                                   --------------
       SPECIALTY RETAIL 8.4%
       Carpetright PLC                                                    United Kingdom            234,517             3,390,293
       Jumbo SA                                                               Greece                168,640             2,118,801
(a)    Signet Jewelers Ltd.                                               United Kingdom             13,505               342,354
                                                                                                                   --------------
                                                                                                                        5,851,448
                                                                                                                   --------------
       TOTAL COMMON STOCKS (COST $59,039,967)
                                                                                                                       63,288,217
                                                                                                                   --------------

                                                                                                PRINCIPAL
                                                                                                  AMOUNT
                                                                                              -------------
       SHORT TERM INVESTMENTS 8.7%
       TIME DEPOSITS 8.7%
       Paribas Corp., 0.11%, 11/02/09                                     United States       $   3,100,000             3,100,000
       Royal Bank of Canada, 0.08%, 11/02/09                              United States           3,000,000             3,000,000
                                                                                                                   --------------
       TOTAL TIME DEPOSITS (COST $6,100,000)                                                                            6,100,000
                                                                                                                   --------------
       TOTAL INVESTMENTS (COST $65,139,967) 99.2%                                                                      69,388,217
       OTHER ASSETS, LESS LIABILITIES 0.8%                                                                                534,264
                                                                                                                   --------------
       NET ASSETS 100.0%                                                                                           $   69,922,481
                                                                                                                   ==============

(a)  Non-income producing.

Franklin Global Trust
Franklin International Small Cap Growth Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

PC   Participation Certificate

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                              COUNTRY             SHARES                VALUE
                                                                      ---------------------   -------------        --------------
       COMMON STOCKS 97.1%
       AEROSPACE & DEFENSE 4.1%
       General Dynamics Corp.                                              United States              8,900        $      558,030
       Precision Castparts Corp.                                           United States              6,400               611,392
       United Technologies Corp.                                           United States             18,300             1,124,535
                                                                                                                   --------------
                                                                                                                        2,293,957
                                                                                                                   --------------
       AUTO COMPONENTS 1.8%
       BorgWarner Inc.                                                     United States             32,700               991,464
                                                                                                                   --------------
       BEVERAGES 3.8%
       Diageo PLC, ADR                                                     United Kingdom            17,500             1,137,850
       PepsiCo Inc.                                                        United States             16,700             1,011,185
                                                                                                                   --------------
                                                                                                                        2,149,035
                                                                                                                   --------------
       BIOTECHNOLOGY 3.5%
(a)    Celgene Corp.                                                       United States             23,100             1,179,255
(a)    Gilead Sciences Inc.                                                United States             18,800               799,940
                                                                                                                   --------------
                                                                                                                        1,979,195
                                                                                                                   --------------
       CAPITAL MARKETS 6.2%
       The Bank of New York Mellon Corp.                                   United States             16,200               431,892
       BlackRock Inc.                                                      United States              6,300             1,363,887
       The Goldman Sachs Group Inc.                                        United States              3,300               561,561
       Invesco Ltd.                                                        United States             53,700             1,135,755
                                                                                                                   --------------
                                                                                                                        3,493,095
                                                                                                                   --------------
       CHEMICALS 2.6%
       Air Products and Chemicals Inc.                                     United States              8,000               617,040
       Monsanto Co.                                                        United States             12,900               866,622
                                                                                                                   --------------
                                                                                                                        1,483,662
                                                                                                                   --------------
       COMMUNICATIONS EQUIPMENT 4.1%
(a)    Cisco Systems Inc.                                                  United States             56,200             1,284,170
       QUALCOMM Inc.                                                       United States             24,400             1,010,404
                                                                                                                   --------------
                                                                                                                        2,294,574
                                                                                                                   --------------
       COMPUTERS & PERIPHERALS 4.8%
(a)    Apple Inc.                                                          United States              3,300               622,050
(a)    EMC Corp.                                                           United States             71,700             1,180,899
       International Business Machines Corp.                               United States              7,200               868,392
                                                                                                                   --------------
                                                                                                                        2,671,341
                                                                                                                   --------------
       DISTRIBUTORS 1.8%
       Li & Fung Ltd.                                                        Hong Kong              244,000             1,035,813
                                                                                                                   --------------
       DIVERSIFIED FINANCIAL SERVICES 2.2%
       JPMorgan Chase & Co.                                                United States             30,200             1,261,454
                                                                                                                   --------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
       Singapore Telecommunications Ltd.                                     Singapore              469,000               983,741
                                                                                                                   --------------
       ELECTRIC UTILITIES 0.7%
       Exelon Corp.                                                        United States              7,900               370,984
                                                                                                                   --------------
       ELECTRICAL EQUIPMENT 4.4%
       ABB Ltd.                                                             Switzerland              81,000             1,518,158
(a)    SunPower Corp., A                                                   United States             13,600               337,416
(a)    Vestas Wind Systems AS                                                 Denmark                 8,500               602,300
                                                                                                                   --------------
                                                                                                                        2,457,874
                                                                                                                   --------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.6%
(a)    Agilent Technologies Inc.                                           United States             42,000             1,039,080

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

(a)    Trimble Navigation Ltd.                                             United States             46,000        $      964,620
                                                                                                                   --------------
                                                                                                                        2,003,700
                                                                                                                   --------------
       ENERGY EQUIPMENT & SERVICES 6.4%
(a)    National Oilwell Varco Inc.                                         United States             27,500             1,127,225
       Schlumberger Ltd.                                                   United States             20,800             1,293,760
(a)    Transocean Ltd.                                                     United States             13,600             1,141,176
                                                                                                                   --------------
                                                                                                                        3,562,161
                                                                                                                   --------------
       FOOD & STAPLES RETAILING 2.1%
       CVS Caremark Corp.                                                  United States             33,000             1,164,900
                                                                                                                   --------------
       FOOD PRODUCTS 6.4%
       Cadbury PLC                                                         United Kingdom            76,900               973,451
       Kellogg Co.                                                         United States             19,500             1,005,030
       Nestle SA                                                            Switzerland              34,000             1,584,679
                                                                                                                   --------------
                                                                                                                        3,563,160
                                                                                                                   --------------
       HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
       Becton Dickinson and Co.                                            United States             13,000               888,680
                                                                                                                   --------------
       INDUSTRIAL CONGLOMERATES 2.3%
       General Electric Co.                                                United States             90,700             1,293,382
                                                                                                                   --------------
       INSURANCE 3.1%
       ACE Ltd.                                                            United States             17,100               878,256
(a)    Markel Corp.                                                        United States              2,700               871,290
                                                                                                                   --------------
                                                                                                                        1,749,546
                                                                                                                   --------------
       INTERNET SOFTWARE & SERVICES 1.4%
(a)    Google Inc., A                                                      United States              1,500               804,180
                                                                                                                   --------------
       METALS & MINING 2.4%
       Rio Tinto PLC                                                      United Kingdom             30,500             1,349,059
                                                                                                                   --------------
       OIL, GAS & CONSUMABLE FUELS 5.9%
       Devon Energy Corp.                                                  United States             13,400               867,114
       Exxon Mobil Corp.                                                   United States             23,000             1,648,410
       Petroleo Brasileiro SA, ADR                                             Brazil                17,600               813,472
                                                                                                                   --------------
                                                                                                                        3,328,996
                                                                                                                   --------------
       PHARMACEUTICALS 9.3%
       Abbott Laboratories                                                 United States             15,300               773,721
       Johnson & Johnson                                                   United States             21,000             1,240,050
       Merck & Co. Inc.                                                    United States             27,200               841,296
       Roche Holding AG                                                     Switzerland               8,900             1,428,684
       Teva Pharmaceutical Industries Ltd., ADR                                Israel                19,000               959,120
                                                                                                                   --------------
                                                                                                                        5,242,871
                                                                                                                   --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
       Taiwan Semiconductor Manufacturing Co. Ltd., ADR                        Taiwan                58,900               561,906
                                                                                                                   --------------
       SOFTWARE 4.3%
       Nintendo Co. Ltd.                                                       Japan                  3,200               802,861
(a)    Nuance Communications Inc.                                          United States             58,400               765,624
       Oracle Corp.                                                        United States             40,000               844,000
                                                                                                                   --------------
                                                                                                                        2,412,485
                                                                                                                   --------------
       SPECIALTY RETAIL 2.5%
       The Home Depot Inc.                                                 United States             55,900             1,402,531
                                                                                                                   --------------
       TEXTILES, APPAREL & LUXURY GOODS 2.2%
       NIKE Inc., B                                                        United States             19,500             1,212,510
                                                                                                                   --------------

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

       WIRELESS TELECOMMUNICATION SERVICES 0.8%
       China Mobile Ltd.                                                        China                50,000        $      477,416
                                                                                                                   --------------
       TOTAL COMMON STOCKS (COST $50,043,870)                                                                          54,483,672
                                                                                                                   --------------
       SHORT TERM INVESTMENTS (COST $1,545,388) 2.8%
       MONEY MARKET FUNDS 2.8%
(b)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%         United States          1,545,388             1,545,388
                                                                                                                   --------------
       TOTAL INVESTMENTS (COST $51,589,258) 99.9%                                                                      56,029,060
       OTHER ASSETS, LESS LIABILITIES 0.1%                                                                                 55,675
                                                                                                                   --------------
       NET ASSETS 100.0%                                                                                           $   56,084,735
                                                                                                                   ==============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR American Depository Receipt

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                       COUNTRY/ORGANIZATION      WARRANTS              VALUE
                                                                      ---------------------   -------------        --------------
       WARRANTS 4.8%
(a)    Central Bank of Nigeria, wts., 11/15/20                                 Nigeria               20,000        $    2,400,000
(a)    Republic of Venezuela, Oil Value Recovery wts., 4/15/20                Venezuela              95,400             2,647,350
                                                                                                                   --------------
       TOTAL WARRANTS (COST $6,845,700)                                                                                 5,047,350
                                                                                                                   --------------

                                                                                               PRINCIPAL(b)
                                                                                                  AMOUNT
                                                                                              -------------
       QUASI-SOVEREIGN AND CORPORATE BONDS 35.1%
       COMMERCIAL BANKS 7.6%
       AK Bars Bank, senior note, 8.25% 6/28/10                                 Russia            1,500,000             1,513,177
       Alfa Bond Issuance, 8.635%, 2/22/17                                      Russia            2,100,000             2,003,890
       RSHB Capital (Russ Agric BK), sub. bond, 6.97%, 9/21/16                  Russia            2,320,000             2,248,483
       Ukrainian MTN Finance,
(c)       144A, 9.25%, 8/04/11                                                  Ukraine           1,000,000               975,000
(d)       Reg S, 9.25%, 8/04/11                                                 Ukraine           1,300,000             1,267,500
                                                                                                                   --------------
                                                                                                                        8,008,050
                                                                                                                   --------------
       COMMUNICATIONS EQUIPMENT 0.9%
(c)    Alestra SA, senior note, 144A, 11.75%, 8/11/14                           Mexico              859,000               963,154
                                                                                                                   --------------
       CONSUMER FINANCE 2.4%
(d)    HSBK (Europe) BV, Reg S, 7.25%, 5/03/17                                Kazakhstan          3,000,000             2,509,991
                                                                                                                   --------------
       ELECTRICAL EQUIPMENT 1.9%
       EGE Haina Finance Co.,
(d)       Reg S, 9.50%, 4/26/17                                        Dominican Republic         1,450,000             1,225,250
(c)       senior note, 144A, 9.50%, 4/26/17                            Dominican Republic           900,000               760,500
                                                                                                                   --------------
                                                                                                                        1,985,750
                                                                                                                   --------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.2%
       Eesti Energia AS, senior bond, 4.50%, 11/18/20                          Estonia            1,185,000 EUR         1,290,095
                                                                                                                   --------------
       FOOD PRODUCTS 1.8%
(d)    Foodcorp Ltd., Reg S, 8.875%, 6/15/12                                 South Africa         1,400,000 EUR         1,973,860
                                                                                                                   --------------
       MEDIA 0.4%
(d, e) Central European Media Enterprises Ltd., senior note, Reg S,
          FRN, 3.104%, 5/15/14                                               Czech Republic         400,000 EUR           427,384
                                                                                                                   --------------
       METALS & MINING 2.1%
(d)    New World Resources BV, senior bond, Reg S, 7.375%, 5/15/15           Czech Republic       1,600,000 EUR         2,207,641
                                                                                                                   --------------
       MUNICIPAL BONDS 3.1%
       City of KYIV,
(c)       144A, 8.25%, 11/26/12                                                 Ukraine           1,100,000               860,750
(d)       secured note, Reg S, 8.25%, 11/26/12                                  Ukraine             900,000               717,750
       Province Del Neuquen,
(c)       senior note, 144A, 8.656%, 10/18/14                                 Argentina             444,600               453,536
(d)       senior secured note, Reg S, 8.656%, 10/18/14                        Argentina           1,185,600             1,209,431
                                                                                                                   --------------
                                                                                                                        3,241,467
                                                                                                                   --------------
       OIL, GAS & CONSUMABLE FUELS 7.1%
       Petro Co. of Trinidad and Tobago Ltd., senior note,
(c)       144A, 9.75%, 8/14/19                                          Trinidad and Tobago         900,000             1,030,000
(c)       144A, 6.00%, 5/08/22                                          Trinidad and Tobago       1,200,000             1,128,058
(d)       Reg S, 9.75%, 8/14/19                                         Trinidad and Tobago         100,000               114,444
(d)       Reg S, 6.00%, 5/08/22                                         Trinidad and Tobago         700,000               658,034
(d)    TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18                   Russia            4,500,000             4,539,375
                                                                                                                   --------------
                                                                                                                        7,469,911
                                                                                                                   --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

       ROAD & RAIL 4.3%
       Kazakhstan TemirZholy, 7.00%, 5/11/16                                Kazakhstan              4,700,000          $  4,535,500
                                                                                                                       ------------
       SPECIALTY RETAIL 1.7%
(d, e) Edcon Proprietary Ltd., senior secured note, Reg S, FRN,
          4.023%, 6/15/14                                                  South Africa             1,700,000    EUR      1,813,254
                                                                                                                       ------------
       THRIFTS & MORTGAGE FINANCE 0.6%
(f)    Astana-Finance, 7.875%, 6/08/10                                      Kazakhstan              2,300,000    EUR        634,793
                                                                                                                       ------------
       TOTAL QUASI-SOVEREIGN AND CORPORATE BONDS (COST $33,025,720)                                                      37,060,850
                                                                                                                       ------------
       CREDIT-LINKED NOTES 10.7%
(e)    Deutsche Bank AG, senior note, FRN, 6.457%, 6/19/16                    Angola                3,000,000    EUR      3,793,931
(c)    HSBC Bank PLC, 144A, 7.65%, 1/19/10                                    Vietnam          20,000,000,000    VND      1,112,102
       ING Bank NV, 11.89%, 12/30/09                                          Ukraine               7,000,000    UAH        838,625
(e, g) Merrill Lynch & Co. Inc., FRN, 1.25%, 1/01/28                           Iraq               730,168,964    JPY      4,938,990
(f)    Standard Bank PLC, zero cpn., 9/11/08                                Ivory Coast           200,000,000    XOF         46,962
(e)    Standard Chartered Bank, cvt., FRN, 18.829%, 3/02/12                   Zambia                  625,000               537,460
                                                                                                                       ------------
       TOTAL CREDIT-LINKED NOTES (COST $10,612,651)                                                                      11,268,070
                                                                                                                       ------------
       FOREIGN GOVERNMENT SECURITIES 42.0%
       African Development Bank, senior note, 9.00%, 5/17/10             Supranational(h)         280,000,000    NGN      1,850,895
       Development & Investment Projects Jordan Armed Forces,
          senior note, 6.14%, 12/16/19                                        Jordan                1,700,000             1,577,209
       European Investment Bank, senior note, 12.25%, 2/26/10            Supranational(h)       4,400,000,000    ZMK        939,806
(f)    Government of Argentina, 11.75%, 5/20/11                              Argentina              3,000,000    DEM        789,823
(e)    Government of Bosnia & Herzegovina, senior bond, FRN, zero
          coupon to 12/11/09, 1.813% thereafter, 12/11/21             Bosnia & Herzegovina          3,950,000    DEM      2,094,724
(c, j) Government of Croatia, 144A, 6.75%, 11/05/19                           Croatia               2,000,000             2,002,680
       Government of Ecuador,
(e)       FRN, 1.625%, 2/27/15                                                Ecuador                 489,315               340,996
(d)       Reg S, 9.375%, 12/15/15                                             Ecuador               3,000,000             2,775,000
       Government of Georgia, 7.50%, 4/15/13                                  Georgia               2,100,000             2,121,000
       Government of Ghana,
          13.95%, 12/13/10                                                     Ghana                  500,000    GHS        321,121
          13.67%, 6/15/12                                                      Ghana                1,130,000    GHS        692,141
(d)       Reg S, 8.50%, 10/04/17                                               Ghana                1,500,000             1,499,100
(d)    Government of Grenada, Reg S, 2.50% to 9/15/11, 4,50% to
          9/15/13, 6.00% to 9/15/15, 8.00% to thereafter, 9/15/25             Grenada               1,500,000               607,500
(e, g) Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
          1.25%, 1/01/28                                                       Iraq               417,239,407    JPY      2,822,280
(e, f) Government of Ivory Coast, FRN, 2.90%, 3/30/18                       Ivory Coast            25,650,000    FRF      2,761,372
(c)    Government of Lithuania, 144A, 6.75%, 1/15/15                         Lithuania                803,000               802,759
       Government of Macedonia, senior bond, 4.625%, 12/08/15                Macedonia              1,200,000    EUR      1,535,756
(d)    Government of Serbia, Reg S, 3.75% to 11/01/09, 6.75%
          thereafter, 11/01/24                                          Republic of Serbia            900,000               888,885
(c)    Government of Sri Lanka, 144A, 7.40%, 1/22/15                          Sri Lanka               100,000               100,500
(j)    Government of Turkey, Index Linked, 10.00%, 2/15/12                     Turkey               2,720,000    TRY      2,473,242
(d)    Government of Ukraine, senior bond, Reg S, 4.95%, 10/13/15              Ukraine              2,000,000    EUR      2,067,036
(d)    Government of Venezuela, Reg S, 6.00%, 12/09/20                        Venezuela             2,700,000             1,567,350
(j)    Mexican Udibonos, Index Linked, 5.00%, 6/16/16                          Mexico                  50,000(k) MXN      1,808,160
(f)    NK Debt Corp., zero cpn., 3/12/10                                    North Korea             4,250,000    DEM        335,675
(j)    Nota Do Tesouro Nacional, Index Linked, 6.00%, 5/15/15                  Brazil                   4,400(l) BRL      4,476,988
(d)    Republic of El Salvador, Reg S, 7.65%, 6/15/35                       El Salvador             2,000,000             1,980,000
       Republic of Fiji, 6.875%, 9/13/11                                        Fiji                  975,000               960,360
       Sphynx Capital Markets,
(f)       10.25%, 1/30/10                                                    Ivory Coast            1,016,984    EUR        598,475
(f)       zero cpn., 2/05/09                                                   Ghana                2,000,000               290,000
          cvt., 12.08%, 6/14/10                                                Ghana                  600,000    GHS        390,671
          cvt., 13.00%, 8/11/10                                                Ghana                  600,000    GHS        388,942

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

          cvt, 13.67%, 6/21/12                                                Ghana                 700,000 GHS    $      428,760
                                                                                                                   --------------
       TOTAL FOREIGN GOVERNMENT SECURITIES (COST $41,689,126)                                                          44,289,206
                                                                                                                   --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST
          $92,173,197)                                                                                                 97,665,476
                                                                                                                   --------------
       SHORT TERM INVESTMENTS 8.6%
       FOREIGN GOVERNMENT SECURITIES (COST $1,338,511) 1.3%
(m)    Zambia Treasury Bill, 6/28/10                                          Zambia          6,900,000,000 ZMK         1,344,604
                                                                                                                   --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKETS FUNDS (COST
          $93,511,708)                                                                                                 99,010,080
                                                                                                                   --------------

                                                                                                 SHARES
                                                                                              -------------
MONEY MARKET FUNDS (COST $7,749,657) 7.3%
(n)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%        United States           7,749,657             7,749,657
                                                                                                                   --------------
       TOTAL INVESTMENTS (COST $101,261,365) 101.2%                                                                   106,759,737
       OTHER ASSETS, LESS LIABILITIES (1.2)%                                                                           (1,219,654)
                                                                                                                   --------------
       NET ASSETS 100.0%                                                                                           $  105,540,083
                                                                                                                   ==============

(a)  See Note 5 regarding investment in Alternative Strategies Ltd.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2009, the aggregate value of these securities was $10,189,039, representing 9.65% of net assets.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2009, the aggregate value of these securities was $30,048,785, representing 28.47% of net assets.

(e)  The coupon rate shown represents the rate at period end.

(f) Defaulted security or security for which income has been deemed uncollectible.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2009, the aggregate value of these securities was $7,761,270, representing 7.35% of net assets.

(h) A supranational organization is an entity formed by two or more central governments through international treaties.

(i)  Security purchased on a when-issued basis.

(j)  Redemption price at maturity is adjusted for inflation.

(k)  Principal amount is stated in Unidad de Inversion Units.

(l)  Principal amount is stated in 1,000 Brazilian Real Units.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

At October 31, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                    CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY       COUNTERPARTY   TYPE     QUANTITY      AMOUNT         DATE     APPRECIATION   DEPRECIATION
--------       ------------   ----   -----------   ----------   ----------   ------------   ------------
Euro           MSCO           Sell     6,100,000   $8,879,465    12/15/09        $--         $ (93,536)
Euro           CITI           Sell     6,100,000    8,871,047    12/15/09         --         $(101,954)
Japanese Yen   CITI           Sell   660,000,000    7,159,905    12/15/09         --          (176,194)
                                                                                             ---------
   Net unrealized appreciation (depreciation)                                                $(371,684)
                                                                                             =========

ABBREVIATIONS

COUNTERPARTY

CITI Citibank N.A.
MSCO Morgan Stanley

CURRENCY

BRL Brazilian Real
DEM Deutsche Mark
EUR Euro
FRF French Franc
GHS Ghana Cedi
JPY Japanese Yen
MXN Mexican Peso
NGN Nigerian Naira
TRY Turkish Lira
UAH Ukraine Hryvnia
VND Vietnamese Dong
XOF West African Franc
ZMK Zambian Kwacha

SELECTED PORTFOLIO

FRN Floating Rate Note
MTN Medium Term Note

FRANKLIN GLOBAL TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost.

Corporate debt securities, government securities and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At October 31, 2009, a market event occurred resulting in a portion of the securities held by the Franklin Global Real Estate Fund, the Franklin International Growth Fund, and the Franklin Large Cap Equity Fund being fair valued. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts generally in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At October 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                   FRANKLIN           FRANKLIN
                                              FRANKLIN GLOBAL   INTERNATIONAL   INTERNATIONAL SMALL
                                             REAL ESTATE FUND    GROWTH FUND      CAP GROWTH FUND
                                             ----------------   -------------   -------------------
Cost of investments                            $42,163,900       $8,768,817         $65,303,937
                                               ===========       ==========         ===========
Unrealized appreciation                        $ 6,458,560       $1,070,417         $ 5,786,868
Unrealized depreciation                         (9,377,116)        (567,499)         (1,702,588)
                                               -----------       ----------         -----------
Net unrealized appreciation (depreciation)     $(2,918,556)      $  502,918         $ 4,084,280
                                               ===========       ==========         ===========

                                                                       FRANKLIN
                                                                  TEMPLETON EMERGING
                                             FRANKLIN LARGE CAP       MARKET DEBT
                                                 EQUITY FUND      OPPORTUNITIES FUND
                                             ------------------   ------------------
Cost of investments                              $51,589,258        $103,427,457
                                                 ===========        ============
Unrealized appreciation                          $ 8,922,684        $ 13,452,424
Unrealized depreciation                           (4,482,882)        (10,120,144)
                                                 -----------        ------------
Net unrealized appreciation (depreciation)       $ 4,439,802        $  3,332,280
                                                 ===========        ============

5. INVESTMENTS IN ALTERNATIVE STRATEGIES LTD

The Franklin Templeton Emerging Market Debt Opportunities Fund may invest in certain securities, warrants or commodities through its investment in Alternative Strategies (FT) Ltd, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the fund. At October 31, 2009, all Subsidiary investments are reflected in the fund's Statement of Investments.

6. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:


                                                                LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                             ------------   ------------   ------------   ------------
FRANKLIN GLOBAL REAL ESTATE FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Diversified REITs                                   $  3,019,920   $  2,690,176         $--      $  5,710,096
         Industrial REITs                                       2,124,194        578,472          --         2,702,666
         Office REITs                                           4,987,388      1,172,319          --         6,159,707
         Residential REITs                                      3,143,891        326,012          --         3,469,903
         Retail REITs                                           9,830,586      2,626,735          --        12,457,321
         Other Equity Investments(a)                            6,835,651             --          --         6,835,651
      Short Term Investments                                           --      1,910,000          --         1,910,000
                                                             ------------   ------------         ---      ------------
            Total Investments in Securities                  $ 29,941,630   $  9,303,714         $--      $ 39,245,344
                                                             ------------   ------------         ---      ------------
   Forward Exchange Contracts                                          --         62,517          --            62,517
LIABILITIES:
   Forward Exchange Contracts                                          --        245,003          --           245,003
FRANKLIN INTERNATIONAL GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Biotechnology                                       $         --   $    262,337         $--      $    262,337
         Capital Markets                                          437,392        231,951          --           669,343
         Commercial Banks                                         407,724             --          --(b)        407,724
         Energy Equipment & Services                              450,305        246,678          --           696,983
         Food & Staples Retailing                                 219,396        240,173          --           459,569
         Health Care Equipment & Supplies                         410,518        454,058          --           864,576
         Insurance                                                 45,571        226,801          --           272,372

         Software                                                 207,106        225,805         --             432,911
         Other Equity Investments(a)                            4,759,415             --         --           4,759,415
      Short Term Investments                                      446,505             --         --             446,505
                                                             ------------   ------------        ---        ------------
         Total Investments in Securities                     $  7,383,932   $  1,887,803        $--        $  9,271,735
                                                             ------------   ------------        ---        ------------
FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Media                                               $  2,450,924   $  2,473,020        $--        $  4,923,944
         Real Estate Management & Development                   2,116,531      2,382,310         --           4,498,841
         Other Equity Investments(a)                           53,865,432             --         --          53,865,432
      Short Term Investments                                           --      6,100,000         --           6,100,000
                                                             ------------   ------------        ---        ------------
            Total Investments in Securities                  $ 58,432,887   $ 10,955,330        $--        $ 69,388,217
                                                             ============   ============        ===        ============
FRANKLIN LARGE CAP EQUITY FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Software                                            $  1,609,624   $    802,861        $--        $  2,412,485
         Other Equity Investments(a)                           52,071,187             --         --          52,071,187
      Short Term Investments                                    1,545,388             --         --           1,545,388
                                                             ------------   ------------        ---        ------------
            Total Investments in Securities                  $ 55,226,199   $    802,861        $--        $ 56,029,060
                                                             ------------   ------------        ---        ------------
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
ASSETS:
   Investments in Securities:
      Warrants                                               $         --   $  5,047,350        $--        $  5,047,350
      Quasi-Sovereign and Corporate Bonds                              --     37,060,850         --          37,060,850
      Credit-Linked Notes                                              --     11,268,070         --          11,268,070
      Foreign Government Securities                                    --     44,289,206         --          44,289,206
      Short Term Investments                                    7,749,657      1,344,604         --           9,094,261
                                                             ------------   ------------        ---        ------------
            Total Investments in Securities                  $  7,749,657   $ 99,010,080        $--        $106,759,737
                                                             ------------   ------------        ---        ------------
LIABILITIES:
      Forward Exchange Contracts                                       --        371,684         --             371,684

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

(b)  includes a security determined to have no value at October 31, 2009.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through December 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST



By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  December 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  December 28, 2009

By /s/GASTON GARDEY
  --------------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  December 28, 2009